SHARE-BASED COMPENSATION (Details Textual) (USD $)	12 Months Ended		0 Months Ended		12 Months Ended							12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Jun. 14, 2013 Maximum [Member]	Jun. 14, 2013 Minimum [Member]	Dec. 28, 2013 Service Based Non vested Share Awards [Member]	Dec. 29, 2012 Service Based Non vested Share Awards [Member]	Dec. 28, 2013 Performance Based Non vested Share Awards [Member]	Dec. 28, 2013 Equity Incentive Plan 1998 [Member]	Dec. 28, 2013 Equity Incentive Plan 1998 [Member] Service Based Non vested Share Awards [Member]	Apr. 08, 2013 Equity Incentive Plan 1998 [Member] Service Based Non vested Share Awards [Member]	Dec. 29, 2012 Equity Incentive Plan 1998 [Member] Service Based Non vested Share Awards [Member]	Dec. 28, 2013 Equity Incentive Plan 1998 [Member] Performance Based Non vested Share Awards [Member]	Dec. 28, 2013 Employee [Member]	Jun. 14, 2013 Employee Stock Purchase Plan [Member]	Dec. 28, 2013 Employee Stock Purchase Plan [Member]	Dec. 29, 2012 Employee Stock Purchase Plan [Member]
Allocated Share-based Compensation Expense	$ 724,000	$ 8,000			$ 237,000	$ 8,000						$ 487,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	1,920,000	240,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	39 months						39 months
Common Stock, Capital Shares Reserved for Future Issuance								1,578,696
Employee Stock Purchase Plan Percentage Of Market Value	85.00%
Employee Stock Purchase Plan Maximum Allocation Of Base Compensation													15.00%
Employee Stock Ownership Plan (ESOP), Compensation Expense															13,000	13,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance						110,000			110,000	800,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance										$ 3.14	$ 2.26
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options								1,900,000			240,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested					$ 329,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period									800,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans			622,209	372,209
Stock Option Plan Expiration Period								June 2019
Employee Stock Purchase Plan Term Extension														an extension of the ESPP term from June 8, 2014 to June 14, 2023